Concentrations of Risk (Details) - Schedule of revenue and outstanding receivable	3 Months Ended
Mar. 31, 2023
Customer A [Member]
Disaggregation of Revenue [Line Items]
Revenues	$2,716,898
Percentage of revenues	25%
Accounts receivable	$1,047,468
Customer B [Member]
Disaggregation of Revenue [Line Items]
Revenues	$1,370,626
Percentage of revenues	12%
Accounts receivable	$139
Customer C [Member]
Disaggregation of Revenue [Line Items]
Revenues	$1,231,155
Percentage of revenues	11%
Accounts receivable	$490,058